Income (Loss) Per Share Basic and Diluted Earnings Per Share (Details) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended											10 Months Ended		12 Months Ended
		Oct. 31, 2016	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares		Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares		Sep. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares		Mar. 31, 2015 USD ($) shares	Oct. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Earnings Per Share, Basic and Diluted | $ / shares	[1]		$ (0.05)														$ (0.34)	[2]
Earnings Per Share, Basic [Abstract]
Income (loss) from continuing operations			$ (14,293)														$ (166,209)	[2]	$ (73,247)	$ (10,725)
Net income attributable to noncontrolling interests			1,665														11,264	[2]	13,011	9,171
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest				$ (10,749)	[3]	$ (1,345)	$ (2,963)	$ (2,057)	$ (16,920)	[3]	$ (4,187)	$ 124,985	[4]	$ 3,048
Net loss attributable to Groupon, Inc.			$ (25,890)	$ (52,588)		$ (37,976)	$ (54,904)	$ (49,119)	$ (46,528)		$ (27,615)	$ 109,084		$ (14,273)			$ (194,587)	[2]	$ 20,668	$ (73,090)
Basic, weighted average number of shares outstanding | shares			574,884,987	570,546,159	[2]	575,216,191	576,903,004	582,751,678	607,517,010		644,894,785	671,630,169		676,382,937			576,354,258	[2]	650,106,225	674,832,393
Earnings Per Share, Diluted [Abstract]
Basic, weighted average number of shares outstanding | shares			574,884,987	570,546,159	[2]	575,216,191	576,903,004	582,751,678	607,517,010		644,894,785	671,630,169		676,382,937			576,354,258	[2]	650,106,225	674,832,393
Diluted, weighted average number of shares outstanding | shares				570,546,159	[2]	575,216,191	576,903,004	582,751,678	607,517,010		644,894,785	671,630,169		676,382,937			576,354,258		650,106,225	674,832,393
Common Stock, Conversion Ratio		1
Common Class A [Member]
Income (Loss) from Continuing Operations, Per Basic and Diluted Share | $ / shares																			$ (0.13)	$ (0.03)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic and Diluted Share | $ / shares																			0.16	(0.08)
Earnings Per Share, Basic and Diluted | $ / shares															$ (0.29)	[1]			$ 0.03	$ (0.11)
Earnings Per Share, Basic [Abstract]
Income (loss) from continuing operations															$ (151,284)				$ (72,977)	$ (10,687)
Net income attributable to noncontrolling interests															9,559				12,963	9,138
Income (Loss) from Continuing Operations Attributable to Parent																			(85,940)	(19,825)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																			106,531	(53,004)
Net loss attributable to Groupon, Inc.															$ (167,995)				$ 20,591	$ (72,829)
Basic, weighted average number of shares outstanding | shares															574,755,214				647,706,249	672,432,417
Earnings Per Share, Diluted [Abstract]
Basic, weighted average number of shares outstanding | shares															574,755,214				647,706,249	672,432,417
Common Class B [Member]
Income (Loss) from Continuing Operations, Per Basic and Diluted Share | $ / shares																			$ (0.13)	$ (0.03)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic and Diluted Share | $ / shares																			0.16	(0.08)
Earnings Per Share, Basic and Diluted | $ / shares															$ (0.29)	[1]			$ 0.03	$ (0.11)
Earnings Per Share, Basic [Abstract]
Income (loss) from continuing operations															$ (632)				$ (270)	$ (38)
Net income attributable to noncontrolling interests															40				48	33
Income (Loss) from Continuing Operations Attributable to Parent																			(318)	(71)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest																			395	(190)
Net loss attributable to Groupon, Inc.															$ (702)				$ 77	$ (261)
Basic, weighted average number of shares outstanding | shares															2,399,976				2,399,976	2,399,976
Earnings Per Share, Diluted [Abstract]
Basic, weighted average number of shares outstanding | shares															2,399,976				2,399,976	2,399,976
Continuing Operations [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]		$ (0.03)														$ (0.31)	[2]
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.			$ (15,958)														$ (177,473)	[2]
Continuing Operations [Member] | Common Class A [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]														$ (0.28)
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.															$ (160,843)
Continuing Operations [Member] | Common Class B [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]														$ (0.28)
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.															$ (672)
Discontinued Operations, Disposed of by Sale [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]		$ (0.02)														$ (0.03)	[2]
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.			$ (9,932)														$ (17,114)	[2]
Discontinued Operations, Disposed of by Sale [Member] | Common Class A [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]														$ (0.01)
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.															$ (7,152)
Discontinued Operations, Disposed of by Sale [Member] | Common Class B [Member]
Earnings Per Share, Basic and Diluted | $ / shares	[1]														$ (0.01)
Earnings Per Share, Basic [Abstract]
Net loss attributable to Groupon, Inc.															$ (30)

[1]	(1)The potentially dilutive impacts of a conversion of Class B to Class A shares, outstanding equity awards, warrants and convertible senior notes have been excluded from the calculation of dilutive net income (loss) per share for the year ended December 31, 2016 as their effect on net income (loss) per share from continuing operations was antidilutive.
[2]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.
[3]	(2)Income (loss) from discontinued operations, net of tax, includes $10.6 million of additional income tax expense attributed to discontinued operations for the three months ended December 31, 2015, which resulted from the valuation allowance that was recognized during the period against the Company's net deferred tax assets in the United States.
[4]	(4)Income (loss) from discontinued operations, net of tax, for the three months ended June 30, 2015 includes a $154.1 million gain, net of tax, from the sale of a controlling stake in Ticket Monster.